                                                               October 10, 2012

                        SUPPLEMENT TO THE PROSPECTUSES,
                    AS IN EFFECT AND AS MAY BE AMENDED, FOR

Fund                                           Date of Prospectus
----                                           ------------------
Pioneer Absolute Return Credit Fund            August 1, 2012
Pioneer AMT-Free Municipal Fund                May 1, 2012
Pioneer Bond Fund                              November 1, 2011
Pioneer Classic Balanced Fund                  December 1, 2011
Pioneer Disciplined Growth Fund                December 31, 2011
Pioneer Disciplined Value Fund                 December 31, 2011
Pioneer Emerging Markets Fund                  April 1, 2012
Pioneer Equity Income Fund                     March 1, 2012
Pioneer Equity Opportunity Fund                April 1, 2012
Pioneer Floating Rate Fund                     March 1, 2012
Pioneer Fund                                   May 1, 2012
Pioneer Fundamental Growth Fund                August 1, 2012
Pioneer Fundamental Value Fund                 November 1, 2011
Pioneer Global Aggregate Bond Fund             March 1, 2012
Pioneer Global Equity Fund                     December 31, 2011
Pioneer Global High Yield Fund                 March 1, 2012
Pioneer Government Income Fund                 December 1, 2011
Pioneer Growth Opportunities Fund              May 1, 2012
Pioneer High Income Municipal Fund             December 31, 2011
Pioneer High Yield Fund                        March 1, 2012
Pioneer Ibbotson Aggressive Allocation Fund    December 1, 2011
Pioneer Ibbotson Conservative Allocation Fund  December 1, 2011
Pioneer Ibbotson Growth Allocation Fund        December 1, 2011
Pioneer Ibbotson Moderate Allocation Fund      December 1, 2011
Pioneer Independence Fund                      May 1, 2012
Pioneer International Value Fund               April 1, 2012
Pioneer Mid Cap Value Fund                     March 1, 2012
Pioneer Multi-Asset Income Fund                December 21, 2011
Pioneer Multi-Asset Real Return Fund           March 1, 2012 (as revised
                                               April 27, 2012)
Pioneer Multi-Asset Ultrashort Income Fund     June 30, 2012
Pioneer Oak Ridge Large Cap Growth Fund        April 1, 2012
Pioneer Oak Ridge Small Cap Growth Fund        April 1, 2012
Pioneer Real Estate Shares                     May 1, 2012
Pioneer Research Fund                          May 1, 2012
Pioneer Select Mid Cap Growth Fund             April 1, 2012
Pioneer Short Term Income Fund                 December 31, 2011
Pioneer Strategic Income Fund                  February 1, 2012
Pioneer Value Fund                             February 1, 2012

The following replaces the last paragraph listed under "Class A purchases at net asset value are available to:" in the "Sales Charges" section of the prospectus for the above listed funds.

In addition, Class A shares may be purchased at net asset value through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has entered into an agreement with Pioneer to include the Pioneer funds in their program without the imposition of a sales charge. The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services. You should ask your investment firm if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs also may offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class. Such mutual fund programs include certain self-directed brokerage services accounts held through qualified intermediaries that may or may not charge participating investors transaction fees.

                                                                  26043-00-1012
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds